April 22, 2013

Mark R. Greer
D (312) 807-4393
F (312) 827-8010
mark.greer@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA EDGAR

Re:                             PowerShares Exchange-Traded Fund Trust II

File Nos. 333-138490 and 811-21977

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, we are transmitting for electronic filing a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Trust to be held on June 20, 2013 (the “Meeting”).  The Proxy Statement consists of a letter to shareholders, notice of the Meeting, proxy statement and form of proxy.

The Meeting will be held: (1) to elect eight trustees to the Board of Trustees of the Trust; (2) to approve a change to the fundamental investment policy of each of PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio, each a series of the Trust; and (3) to transact any other business that may properly come before the Meeting.

If you have any questions or comments regarding the foregoing, please me at (312) 807-4393.

Sincerely,

/s/ Mark Greer
Mark R. Greer